Segment Information - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | Segment	2
Long-lived assets, Total	$ 4,094	$ 3,487
UNITED STATES
Segment Reporting Information [Line Items]
External sales	2,694	2,469	$ 2,269
Long-lived assets, Total	2,018	1,863
Long-lived intangible assets from acquisition goodwill	1,678	1,595
Exports from U.S. to other Regions
Segment Reporting Information [Line Items]
External sales	$ 645	$ 527	$ 459
Customer Concentration Risk | Sales | GM
Segment Reporting Information [Line Items]
Percentage of sales to individuals		12.00%	14.00%
Customer Concentration Risk | Sales | Ford
Segment Reporting Information [Line Items]
Percentage of sales to individuals	11.00%	12.00%	11.00%
Customer Concentration Risk | Sales | Renault
Segment Reporting Information [Line Items]
Percentage of sales to individuals	11.00%	10.00%	11.00%
Customer Concentration Risk | Sales | Hyundai/Kia
Segment Reporting Information [Line Items]
Percentage of sales to individuals	11.00%